Annual Total Returns - Freedom 2040 Portfolio [BarChart] - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-09 - Freedom 2040 Portfolio - VIP Freedom 2040 Portfolio-Initial VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(4.02%)
Annual Return 2012	16.95%
Annual Return 2013	25.29%
Annual Return 2014	4.91%
Annual Return 2015	(0.26%)
Annual Return 2016	6.83%
Annual Return 2017	23.60%
Annual Return 2018	(9.88%)
Annual Return 2019	28.52%
Annual Return 2020	19.28%